ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses for the Previous Three Years (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for loan and lease losses
Balance at beginning of year	$ 57,650	$ 175,679	$ 57,650	$ 56,542
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	61,505	61,505
Provision for loan and lease losses		(19,024)	70,796	30,598
Loans charged off		(32,903)	(21,359)	(35,565)
Recoveries		8,223	7,087	6,075
Total net charge-offs		24,680	14,272	29,490
Balance at end of year	119,155	131,992	175,679	57,650
Commercial & Industrial
Allowance for loan and lease losses
Balance at beginning of year	18,584	51,454	18,584	18,746
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	9,901	9,901
Provision for loan and lease losses		6,606	25,407	23,631
Loans charged off		(15,620)	(5,345)	(26,676)
Recoveries		1,612	2,907	2,883
Total net charge-offs		14,008	2,438	23,793
Balance at end of year	28,485	44,052	51,454	18,584
Lease financing
Allowance for loan and lease losses
Balance at beginning of year	971	995	971	1,130
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	118	118
Provision for loan and lease losses		621	758	3
Loans charged off		0	(852)	(162)
Recoveries		0	0	0
Total net charge-offs		0	852	162
Balance at end of year	1,089	1,633	995	971
Construction real estate
Allowance for loan and lease losses
Balance at beginning of year	2,381	21,736	2,381	3,413
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	11,579	11,579
Provision for loan and lease losses		(8,367)	7,759	(1,100)
Loans charged off		(1,498)	0	0
Recoveries		3	17	68
Total net charge-offs		1,495	(17)	(68)
Balance at end of year	13,960	11,874	21,736	2,381
Commercial real estate
Allowance for loan and lease losses
Balance at beginning of year	23,579	76,795	23,579	21,048
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	24,118	24,118
Provision for loan and lease losses		(14,689)	38,936	5,107
Loans charged off		(13,471)	(12,100)	(3,689)
Recoveries		4,785	2,262	1,113
Total net charge-offs		8,686	9,838	2,576
Balance at end of year	47,697	53,420	76,795	23,579
Residential
Allowance for loan and lease losses
Balance at beginning of year	5,299	8,560	5,299	4,964
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	5,490	5,490
Provision for loan and lease losses		(2,436)	(2,122)	739
Loans charged off		(127)	(488)	(677)
Recoveries		228	381	273
Total net charge-offs		(101)	107	404
Balance at end of year	10,789	6,225	8,560	5,299
Home equity
Allowance for loan and lease losses
Balance at beginning of year	4,787	11,869	4,787	5,348
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	8,430	8,430
Provision for loan and lease losses		(2,376)	(939)	695
Loans charged off		(1,073)	(1,541)	(2,591)
Recoveries		1,223	1,132	1,335
Total net charge-offs		(150)	409	1,256
Balance at end of year	13,217	9,643	11,869	4,787
Installment
Allowance for loan and lease losses
Balance at beginning of year	392	1,215	392	362
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	801	801
Provision for loan and lease losses		65	12	2
Loans charged off		(334)	(148)	(223)
Recoveries		151	158	251
Total net charge-offs		183	(10)	(28)
Balance at end of year	1,193	1,097	1,215	392
Credit card
Allowance for loan and lease losses
Balance at beginning of year	1,657	3,055	1,657	1,531
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	1,068	1,068
Provision for loan and lease losses		1,552	985	1,521
Loans charged off		(780)	(885)	(1,547)
Recoveries		221	230	152
Total net charge-offs		559	655	1,395
Balance at end of year	$ 2,725	$ 4,048	$ 3,055	$ 1,657